Segment information - Analysis of revenue and adjusted operating profit by geographical segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) segment	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	£ 11,302	£ 10,858	£ 9,545
Group operating profit	1,996	1,825	1,638
Reconciling items between Group operating profit and Group adjusted operating profit	553	647	534
Adjusted operating profit	2,549	2,472	2,172
Net amortisation and impairment of intangible assets excluding computer software and impairment (reversal of impairment) of goodwill	224	172	16
Restructuring costs	169	41	195
Transaction related costs	2	8	0
Separation and admission costs	120	411	278
Gains (losses) on disposals of assets and businesses, tax indemnities related to business combinations and other items including litigation	38	15	45
North America
Disclosure of operating segments [line items]
Revenue	4,195	4,116	3,525
Adjusted operating profit	1,107	1,070	828
EMEA & LatAm
Disclosure of operating segments [line items]
Revenue	4,545	4,270	3,877
Adjusted operating profit	1,010	977	960
APAC
Disclosure of operating segments [line items]
Revenue	2,562	2,472	2,143
Adjusted operating profit	(541)	(506)	(461)
Corporate and other unallocated
Disclosure of operating segments [line items]
Adjusted operating profit	£ (109)	£ (81)	£ (77)